Operating and Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating and Capital Leases [Abstract]
Expiration date	May 31, 2017
Option to renew	5 years
Future minimum operating lease payments:
2015	$ 377
2016	375
2017	157
Total	909
Capital lease for purchase of machinery and equipment	13	17
Rent expense	$ 343	$ 339	$ 389